Schedule H, Line 4i - Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 022
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment

Schedule H, Line 4i--	ConocoPhillips Savings Plan
Schedule of Assets (Held at End of Year)	EIN 73-0400345, Plan 022

At December 31, 2025
			Thousands of Dollars
(a)(b)		(c)	(d)	(e)
Identity of issue borrower, lessor or similar party	Number of shares/units	Description of investment including maturity date, rate of interest, collateral, par or maturity value	Historical Cost	Current Value

Common Stock
*ConocoPhillips	1,083,503	ConocoPhillips Leveraged Stock Fund	**	$101,428

*ConocoPhillips	7,712,245	ConocoPhillips Stock Fund	**	$721,966

Phillips 66	544,181	Phillips 66 Leveraged Stock Fund	**	$70,223

Phillips 66	1,382,745	Phillips 66 Stock Fund	**	$178,431
		Common Stock Subtotal		$1,072,048

Mutual Funds
The Vanguard Group	2,799,973	Vanguard International Value Fund Investor Shares	**	$115,415

	1,297,944	Vanguard International Growth Fund Admiral Shares	**	$147,953

	248,641,139	Vanguard Treasury Money Market Fund	**	$248,641

	3,082,943	Vanguard Windsor II Fund Admiral Shares	**	$257,117

	415,752	Vanguard Total International Bond Index Fund Institutional Shares	**	$12,078
		Mutual Funds Subtotal		$781,204

Common/Collective Trusts
*Fidelity	6,913,784	Fidelity Growth Company Commingled Pool Class F	**	$615,534

Geode Capital Management Trust	1,254,113	Geode Capital Management Trust Spartan Total Market Index Pool	**	$380,648

The Vanguard Group	227,205	Vanguard Target Retirement Income & Growth Trust Plus	**	$5,832

	1,644,623	Vanguard Target Retirement 2020 Trust	**	$136,060

	1,966,830	Vanguard Target Retirement 2025 Trust	**	$183,584

	2,603,246	Vanguard Target Retirement 2030 Trust	**	$267,640

	2,315,669	Vanguard Target Retirement 2035 Trust	**	$260,953

	2,149,726	Vanguard Target Retirement 2040 Trust	**	$261,729

	2,402,363	Vanguard Target Retirement 2045 Trust	**	$308,848

	2,241,576	Vanguard Target Retirement 2050 Trust	**	$296,202

	1,538,096	Vanguard Target Retirement 2055 Trust	**	$202,982

	728,887	Vanguard Target Retirement 2060 Trust	**	$57,946

	742,931	Vanguard Target Retirement 2065 Trust	**	$36,463

	303,468	Vanguard Target Retirement 2070 Trust	**	$9,025

	2,186,214	Vanguard Target Retirement Income Trust	**	$136,442

PIMCO	9,383,681	PIMCO Total Return Trust	**	$149,201

State Street	16,186,861	State Street Global All Cap Equity Ex-U.S. Index Securities Lending Series Fund Class II	**	$300,541

	15,216,100	State Street U.S. Bond Index Securities Lending Series Fund Class XIV	**	$175,594

BlackRock	3,611,409	BlackRock U.S. Treasury Inflation Protected Securities Fund M	**	$46,497

†	7,241,178	BlackRock Equity Index Fund F	**	$1,058,562

†	2,140,755	BlackRock Russell 2000 Index Fund F	**	$180,344

†	1,082,790	BlackRock MidCap Equity Index Fund F	**	$189,319
		Common/Collective Trusts Subtotal		$5,259,946

Synthetic Guaranteed Investment Contracts
Invesco	‡	IGT Invesco Short Term Bond Fund	**	$254,528

Invesco	‡	IGT Invesco Intermediate Fund	**	$55,551

Invesco	‡	IGT Jennison Intermediate Fund	**	$53,661

Invesco	‡	IGT PIMCO Core Fixed Income Fund	**	$28,524

Invesco	‡	IGT Loomis Sayles Core Fixed Income Fund	**	$27,292

Invesco	‡	IGT Dodge & Cox Core Fixed Income Fund	**	$27,191

Invesco	‡	IGT Loomis Sayles Intermediate Fund	**	$26,849

Invesco	‡	IGT Invesco Core Fixed Income Fund	**	$26,747

Invesco	‡	IGT PIMCO Intermediate Fund	**	$26,423

Multiple Asset Wraps	‡	Insurance Wrapper	**	$29,366
		Synthetic Guaranteed Investment Contracts Subtotal		$556,132

STIF
*Fidelity Management Trust	‡	Short-term investment fund, 3.67%	**	$9,956

Brokerage Accounts
*Brokerage Link	‡	Brokerage Link Self-Directed Brokerage Accounts	**	$46,576

Loans
*Participants		Loans to Plan participants, Interest rates ranging from 3.25% to 8.50%	**	$35,265

				$7,761,127
* Party-in-interest
** Historical cost information is not required for participant-directed investments.
† Plan participants access the BlackRock equity Trusts through Fidelity custom funds. The unit value of the custom fund will differ from the unit value of the underlying Trust.
‡ Not available as a stand-alone investment option.